Intangible Assets, Net (Details)	6 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Intangible Assets, Net [Abstract]
Amortization expense	¥ 4,307,010	$ 641,744	¥ 9,908,575